Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 11. Loss Per Share

Basic and diluted loss per share is computed by dividing loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted weighted average shares outstanding for the nine months ended September 30, 2018 and 2017 excludes shares underlying stock options, warrants, convertible notes and convertible preferred because the effects would be anti-dilutive. Accordingly, basic and diluted loss per share is the same. Such excluded shares are summarized as follows:

	Three month period		Nine month period
	ended September 30,		ended September 30,
	2018	2017	2018	2017
Common stock options	479,663	688,041	479,663	688,041
Shares issuable upon conversion of Series E Preferred Stock (including dividends and assuming $0.0759 price)	58,051,054	-	58,051,054	-
Shares potentially issuable upon conversion of May 2018 convertible notes (assuming $0.375 price)	10,382,865	-	10,382,865	-
Shares potentially issuable upon conversion of April 2017 convertible notes (assuming $1.00 floor price)	-	152,355	-	152,355
Shares potentially issuable upon conversion of May 2017 convertible notes (assuming $1.00 floor price)	-	480,000	-	480,000
Shares potentially issuable upon conversion of July 2017 Senior Secured convertible note (assuming (0.75 floor price)	-	1,589,879	-	1,589,879
Share potentially issuable upon conversion of July 2017 convertible note (assuming $1.00 floor price)	-	300,000	-	300,000
Shares potentially issuable upon conversion of August 2017 convertible note (assuming $1.00 floor price)	-	858,000	-	858,000
Shares potentially issuable upon conversion of September 2017 convertible notes (assuming $1.00 conversion price)	-	149,500	-	149,500
Warrants	23,139,671	1,019,627	23,139,671	1,019,627
Total shares excluded from calculation	92,053,253	5,237,402	92,053,253	5,237,402

Note 11. Loss Per Share

Basic and diluted loss per share is computed by dividing loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted weighted average shares outstanding for the years ended December 31, 2017 and 2016 excludes shares underlying stock options and warrants and convertible preferred stock, since the effects would be anti-dilutive. Accordingly, basic and diluted loss per share is the same. Such excluded shares are summarized as follows:

	Year Ended December 31,
	2017	2016
Common stock options	519,014	370,757
Common shares issuable upon conversion of Series E Preferred Stock (not including dividends)	19,948,582	-
Warrants	18,695,677	580,390
Total shares excluded from calculation	39,163,273	951,147